Segment Information, Financial Information of Reportable Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Customer Segment	Dec. 31, 2018 USD ($) Customer
Segment Information [Abstract]
Number of reportable segments | Segment		4
Segment Information [Abstract]
Revenues		$ 364,807	$ 335,128
Operating income (loss)		21,328	43,313
Interest expense		20,194	17,237
Interest and investment income		(2,749)	(736)
Loss on extinguishment of debt		2,267	2,384
Net periodic benefit (income) expense, excluding service cost		(4,961)	131
Income before income taxes		6,577	24,297
Capital expenditures		4,830	2,481
Depreciation and amortization		5,624	4,422
Assets		511,046	421,943
NewGen Products [Member]
Segment Information [Abstract]
Revenues		$ 153,362	$ 131,145
Revenues [Member] | Customer Concentration Risk [Member]
Segment Information [Abstract]
Number of customers accounting for more than 10% of sales | Customer		0	0
Reportable Segments [Member]
Segment Information [Abstract]
Assets		$ 477,098	$ 369,774
Reportable Segments [Member] | Smokeless Products [Member]
Segment Information [Abstract]
Revenues		99,894	90,031
Operating income (loss)		35,978	28,920
Capital expenditures		2,823	1,559
Depreciation and amortization		1,608	1,360
Assets		120,723	99,441
Reportable Segments [Member] | Smoking Products [Member]
Segment Information [Abstract]
Revenues		108,733	111,507
Operating income (loss)		45,058	42,650
Capital expenditures		0	0
Depreciation and amortization		0	0
Assets		145,831	142,520
Reportable Segments [Member] | NewGen Products [Member]
Segment Information [Abstract]
Revenues		153,362	131,145
Operating income (loss)		(20,629)	6,752
Capital expenditures		1,992	708
Depreciation and amortization		2,481	1,750
Assets		90,899	95,397
Reportable Segments [Member] | Other [Member]
Segment Information [Abstract]
Revenues	[1]	2,818	2,445
Operating income (loss)	[1]	(39,079)	(35,009)
Capital expenditures	[1]	15	214
Depreciation and amortization	[1]	1,535	1,312
Assets	[1]	$ 119,645	$ 32,416
Turning Point [Member]
Segment Information [Abstract]
Number of reportable segments | Segment		3

[1]	"Other" includes sales, operating income or assets that are not assigned to the other three reportable segments, such as sales, operating income or assets (including corporate cash) of SDI and Standard Outdoor, and Turning Point deferred taxes, deferred financing fees, and investments in subsidiaries. All goodwill has been allocated to reportable segments.